Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As of December 31,	2018	2019	2020
Consideration in cash	23,450	14,350	62,000
Less: Carrying value of net assets of companies acquired	1,190	7,649	-
Excess of consideration over acquired assets	22,260	6,701	62,000